Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets
Accounts receivable, reserve (in dollars)	$ 776	$ 830
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	107,243,473	107,057,904
Common stock, shares outstanding	107,086,324	105,819,161
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Treasury stock, shares	157,149	1,238,743